Federated Hermes High Income Bond Fund II
Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.2%
	Aerospace/Defense—1.7%
$ 200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 200,873
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	379,328
175,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	177,528
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	510,248
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	759,145
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	100,165
	TOTAL	2,127,287
	Airlines—0.1%
168,750	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	167,706
	Automotive—6.1%
75,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	76,704
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	536,597
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	22,036
25,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	24,889
100,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	86,509
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	122,381
575,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	511,674
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	529,393
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	178,725
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	296,940
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	261,103
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	192,488
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	364,277
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	371,753
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	311,834
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	268,360
225,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	224,881
475,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	477,802
350,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	362,208
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,329,488
575,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	504,508
325,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	316,688
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	184,562
	TOTAL	7,555,800
	Banking—0.1%
150,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	148,989
	Building Materials—4.1%
25,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	22,497
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	257,677
75,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	76,170
150,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	154,225
400,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	375,923
575,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	529,361
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	325,745
400,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	381,665

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 175,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	$ 175,708
75,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	69,099
575,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	587,988
500,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	510,410
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	314,829
750,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	728,123
400,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	392,803
200,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	199,979
	TOTAL	5,102,202
	Cable Satellite—7.4%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	102,159
250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	188,932
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	175,950
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	773,339
750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	698,670
75,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	71,507
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	251,944
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	153,109
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	304,232
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	212,672
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	228,874
475,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	251,830
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	339,262
350,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	236,214
225,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	212,999
225,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	155,054
50,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	24,114
275,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	184,352
450,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	188,066
150,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	153,287
75,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	70,314
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	250,348
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	137,331
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	262,438
375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	357,437
850,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	801,862
625,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	558,405
525,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	444,561
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	172,628
200,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	169,520
250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	215,715
375,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	322,340
200,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	171,408
275,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	271,221
	TOTAL	9,112,094
	Chemicals—2.4%
150,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	127,050
150,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	144,892
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	156,219
250,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	252,775

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	$ 275,547
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	162,344
600,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	525,922
145,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	143,218
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	181,673
225,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	239,955
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	320,714
200,000	SPCM S.A., Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	173,314
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	76,014
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	179,186
	TOTAL	2,958,823
	Construction Machinery—0.7%
425,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	389,601
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	152,954
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	68,308
75,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	75,579
138,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	137,710
	TOTAL	824,152
	Consumer Cyclical Services—3.7%
93,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	93,017
200,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	202,809
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	366,163
850,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	853,514
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	364,990
425,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	392,652
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	119,864
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	102,632
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	291,279
854,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	859,710
325,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	318,102
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	400,675
275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	263,753
	TOTAL	4,629,160
	Consumer Products—1.8%
50,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	51,857
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	781,860
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	183,699
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	146,732
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	336,418
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	278,143
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	273,751
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	108,944
	TOTAL	2,161,404
	Diversified Manufacturing—1.8%
750,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	758,132
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	848,629
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	126,441
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	178,052
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	125,181

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	$ 204,349
	TOTAL	2,240,784
	Finance Companies—2.5%
250,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	261,895
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	25,414
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	25,465
150,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	158,769
75,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	71,906
375,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	349,575
200,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	201,666
175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	176,565
100,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	90,051
225,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	196,235
375,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	346,822
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	212,018
400,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	396,758
350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	331,362
275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	267,621
	TOTAL	3,112,122
	Food & Beverage—1.7%
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	397,299
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	360,931
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	183,478
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	147,375
125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	126,067
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	193,438
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	98,329
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	139,369
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	451,466
	TOTAL	2,097,752
	Gaming—4.4%
350,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	327,365
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	265,433
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	91,988
50,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	51,356
150,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	151,415
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	68,450
100,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	99,993
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	201,367
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	486,788
125,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	130,080
300,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	299,254
225,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	208,524
650,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	636,587
325,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	334,999
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	172,135
150,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	144,854
225,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	216,595
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	338,623
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	231,130

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 75,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	$ 75,819
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	447,794
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	224,936
25,000	VICI Properties LP / VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	24,468
50,000	VICI Properties LP / VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	46,061
150,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	155,328
	TOTAL	5,431,342
	Health Care—5.0%
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	160,116
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	203,062
550,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	521,818
150,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	108,298
550,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	412,298
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	138,219
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	43,740
87,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	86,891
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	102,035
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	81,794
200,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	174,252
200,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	215,650
350,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	351,612
300,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	293,780
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	204,353
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	82,509
250,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	251,432
300,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	273,258
1,150,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	1,087,824
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	48,128
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	46,959
125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	116,306
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	293,665
100,000	Tenet Healthcare Corp., 144A, Term Loan - 2nd Lien, 6.250%, 2/1/2027	100,038
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	254,870
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	49,948
475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	473,694
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	23,830
	TOTAL	6,200,379
	Health Insurance—0.6%
250,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	238,558
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	546,304
	TOTAL	784,862
	Independent Energy—3.9%
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	72,095
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,362
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	119,294
200,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	205,612
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	94,693
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	172,868
225,000	Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	238,636
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	50,246

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	$ 107,446
50,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	53,565
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	237,141
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	453,408
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	524,084
125,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	125,308
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	250,974
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	51,828
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	132,570
100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	99,895
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	123,835
300,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	300,300
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	74,549
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	208,176
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	69,990
175,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	163,925
100,000	Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	103,519
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	149,391
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	125,629
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	49,990
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,168
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	115,170
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	48,170
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	208,056
	TOTAL	4,843,893
	Industrial - Other—1.7%
75,000	Artera Services LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	76,948
350,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	353,440
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	23,145
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	778,510
625,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	631,790
200,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	193,445
	TOTAL	2,057,278
	Insurance - P&C—7.6%
425,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	429,579
275,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	276,656
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	443,818
200,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	199,301
950,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	938,987
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	253,633
400,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	393,458
1,025,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	949,682
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	225,905
600,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	617,044
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	398,906
800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	805,887
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	312,976
475,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	502,400
50,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	52,718
1,150,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,165,569

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$ 625,000		Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	$ 635,944
75,000		Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	70,191
725,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	727,242
		TOTAL	9,399,896
		Leisure—1.4%
50,000		Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	52,190
125,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	132,355
300,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	296,343
50,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	51,960
150,000		NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	148,258
25,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	24,663
125,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	123,979
200,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	201,719
450,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	424,147
250,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	253,515
		TOTAL	1,709,129
		Lodging—0.7%
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	86,197
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	74,954
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	99,926
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	167,900
175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	175,700
75,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	77,334
200,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	186,097
		TOTAL	868,108
		Media Entertainment—4.2%
350,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	12,250
350,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	12,250
150,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	98,501
125,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	116,356
275,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	180,572
100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	70,329
175,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	127,518
681,114		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	381,023
100,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	96,443
100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	87,815
1,000,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	908,932
225,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	205,229
250,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	240,001
25,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,206
50,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	45,343
325,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	291,697
175,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	154,298
250,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	209,396
175,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	159,377
275,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	252,561
125,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	112,166
300,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	199,062
250,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	223,634
175,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	173,192

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 325,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	$ 331,312
375,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	318,518
150,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	134,525
	TOTAL	5,168,506
	Metals & Mining—0.6%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	209,996
125,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	125,520
150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	152,167
300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	285,334
	TOTAL	773,017
	Midstream—6.3%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	171,047
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	399,603
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	457,237
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	271,738
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	394,120
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	255,414
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	113,724
100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	85,262
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	119,091
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	169,731
375,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	334,543
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	130,853
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	249,250
250,000	Energy Transfer LP, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	259,902
275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	271,432
125,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	125,463
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	70,392
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	302,536
65,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	65,133
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	75,610
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	378,650
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	76,962
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	91,978
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	96,981
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	266,328
275,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	267,299
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	252,964
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	446,972
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	159,676
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	73,982
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	75,878
575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	572,669
225,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	213,410
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	193,422
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,545
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	146,033
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	153,662
	TOTAL	7,813,492

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—2.3%
$ 200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	$ 198,013
700,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	702,583
100,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	101,925
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	174,034
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	117,363
75,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	78,037
125,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	124,871
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	99,907
205,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	205,349
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	426,277
225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	227,945
425,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	424,868
	TOTAL	2,881,172
	Packaging—4.7%
697,108	ARD Finance S.A., Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	234,011
775,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	625,531
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	126,215
275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	173,546
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	234,928
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	63,818
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	101,075
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	102,732
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	222,416
150,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	152,925
450,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	446,924
1,200,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,180,301
175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	172,229
75,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	69,122
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	201,114
150,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	150,209
325,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	331,419
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	96,091
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	100,293
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	104,094
275,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	271,387
600,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	593,230
	TOTAL	5,753,610
	Paper—0.2%
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	135,057
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	22,260
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	120,811
	TOTAL	278,128
	Pharmaceuticals—1.2%
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	46,803
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	31,945
275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	115,797
325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	134,432
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	32,538
225,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	132,471
675,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	559,319

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	$ 400,427
	TOTAL	1,453,732
	Restaurant—1.5%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	205,683
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	891,722
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	141,997
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	72,977
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	346,417
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	72,647
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	71,186
	TOTAL	1,802,629
	Retailers—1.7%
325,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	320,407
200,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	184,770
325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	294,707
150,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	131,545
75,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	63,520
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	67,384
175,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	161,027
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	444,963
275,000	Sally Holdings/ Sally Cap, Sr. Unsecd. Note, 6.750%, 3/1/2032	273,081
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	99,389
	TOTAL	2,040,793
	Supermarkets—0.5%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	381,862
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	74,305
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	151,733
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	50,916
	TOTAL	658,816
	Technology—10.8%
150,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	150,874
350,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	350,778
225,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	233,699
200,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	118,750
125,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	129,688
500,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	510,976
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	44,754
550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	509,408
400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	384,029
550,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	518,589
200,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	190,280
325,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	289,292
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	405,396
75,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	71,960
550,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	544,017
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	89,618
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	23,844
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	300,263
250,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	224,573
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	459,068

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,125,000		McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	$ 1,032,909
1,125,000		Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	1,030,110
250,000		NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	267,659
275,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	256,647
300,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	278,582
350,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	317,014
25,000		Open Text Corp., 144A, 6.900%, 12/1/2027	25,870
275,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	254,885
75,000		Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	67,243
275,000		Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	241,570
450,000		Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	427,406
325,000		Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	113,650
600,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	514,625
75,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	71,874
456,125		Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	520,173
125,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	135,211
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	182,824
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	195,866
75,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	64,951
750,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	733,952
100,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	90,097
275,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	249,681
350,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	356,810
250,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	214,749
175,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	154,291
		TOTAL	13,348,505
		Transportation Services—0.5%
200,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	199,759
375,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	371,045
		TOTAL	570,804
		Utility - Electric—2.2%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	284,776
67,000		Calpine Corp., 144A, 5.250%, 6/1/2026	66,356
200,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	175,337
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	23,164
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	22,958
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	168,103
191,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	83,241
225,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	230,475
39,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	33,453
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	239,216
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	45,873
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	452,753
25,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	26,011
175,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	172,431
400,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	394,178
250,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	262,002
		TOTAL	2,680,327

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—0.1%
$ 125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	$ 123,434
		TOTAL CORPORATE BONDS (IDENTIFIED COST $126,805,188)	118,880,127
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
7,915	[2]	iHeartMedia, Inc. (IDENTIFIED COST $191,921)	16,542
		REPURCHASE AGREEMENT—2.8%
$3,434,000		Interest in $1,772,000,000 joint repurchase agreement 5.34%, dated 3/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,773,051,387 on 4/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,807,708,104. (IDENTIFIED COST $3,434,000)	3,434,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $130,431,109)	122,330,669
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	1,236,167
		TOTAL NET ASSETS—100%	$123,566,836

1	Issuer in default.
2	Non-income-producing security.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$118,880,127	$—	$118,880,127
Equity Security:
Common Stocks
Domestic	16,542	—	—	16,542
Repurchase Agreement	—	3,434,000	—	3,434,000
TOTAL SECURITIES	$16,542	$122,314,127	$—	$122,330,669

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note